Liabilities for Litigation (Details) $ in Thousands			1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Jun. 27, 2019 CNY (¥)	Jan. 31, 2022 CNY (¥)	Jan. 31, 2021 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Aug. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 23, 2023 CNY (¥)	Sep. 02, 2016	Jun. 29, 2016	Jun. 14, 2016
Liabilities for Litigation [Line Items]
Aggregate amount of litigation					¥ 304,500,000
Litigation profits attributable amount						¥ 152,000,000
Principal balance						88,000,000
Litigation settlement interest						7,800,000
Payment of litigation settlements						56,700,000
Other current asset | $								$ 25,638		$ 4,096	$ 24,989
Security deposit									¥ 4,842,000
Security Deposit Instalment									¥ 24,210,000
Compensation amount												¥ 10,000,000
AM Advertising [Member]
Liabilities for Litigation [Line Items]
Equity interests															75.00%
Contingent liability (in Dollars) | $								20,900
Payment of litigation settlements		¥ 56,700,000
Earnout provision in the amount						¥ 152,600,000
Mr. Man Guo [Member]
Liabilities for Litigation [Line Items]
Equity interests					20.18%	20.18%
Mr. Qing Xu [Member]
Liabilities for Litigation [Line Items]
Equity interests					0.14%	0.14%
Contingent liability (in Dollars) | $								$ 7,639
Settled Litigation [Member]
Liabilities for Litigation [Line Items]
Litigation settlement interest			¥ 56,700,000
Effective date			10 days
Earnout commitment			¥ 152,600,000
Other current asset			¥ 95,900,000
Maximum [Member] | AM Advertising [Member]
Liabilities for Litigation [Line Items]
Equity interests					20.32%	20.32%
Minimum [Member] | AM Advertising [Member]
Liabilities for Litigation [Line Items]
Equity interests					20.18%	20.18%
Culture Center [Member] | AM Advertising [Member]
Liabilities for Litigation [Line Items]
Equity interests					20.32%	20.32%								46.43%
Subsequent Event [Member]
Liabilities for Litigation [Line Items]
Compensation received							¥ 10,000,000
Linghang Shengshi [Member]
Liabilities for Litigation [Line Items]
Bank accounts				2
Bank accounts amounted (in Dollars) | $				$ 1
Percentage of equity interests				75.00%
Linghang Shengshi [Member] | AM Advertising [Member]
Liabilities for Litigation [Line Items]
Equity interests													75.00%	24.84%
Longde Wenchuang the Buyer [Member] | AM Advertising [Member]
Liabilities for Litigation [Line Items]
Equity interests														28.57%
Longde Wenchuang [Member]
Liabilities for Litigation [Line Items]
Payment of litigation settlements	¥ 56,700,000